Label	Element	Value
MFS Blended Research Value Equity Fund
Risk/Return:	oef_RiskReturnAbstract
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

SUPPLEMENT TO THE PROSPECTUS

Supplement dated January 27, 2026, to the Prospectus dated September 26, 2025.

MFS® Blended Research® Value Equity Fund

Effective June 10, 2026, the second paragraph in the sub-sections entitled "Principal Investment Strategies" under the main headings entitled "Summary of Key Information" and "Investment Objective, Strategies, and Risks" is restated in its entirety as follows:

MFS normally invests at least 80% of the fund’s net assets in equity securities of value companies. Value companies are companies that MFS believes are undervalued compared to their perceived worth in the marketplace. MFS considers a number of factors when determining whether a company is undervalued, including whether (i) the issuer is included in an index which is representative of value companies; (ii) the issuer is classified as a value company by an independent third party financial data provider and/or (iii) the issuer exhibits the characteristics of a value company, considering metrics such as such as price-to-book ratio, price-to-earnings ratio, and dividend yield relative to the applicable equity market. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. Equity securities include common stocks, depositary receipts, equity interests in real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

Effective June 10, 2026, the following sentence in the sub-section entitled "Principal Investment Strategies" under the main heading entitled "Summary of Key Information" is deleted in its entirety:

MFS focuses on investing the fund's assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).

Risk/Return [Heading]	oef_RiskReturnHeading	MFS® Blended Research® Value Equity Fund